Note 12 - Subsequent Events (Details Textual)					6 Months Ended
	Sep. 18, 2025 USD ($)	Sep. 03, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 24, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Gain (Loss) on Disposition of Property Plant Equipment					$ 2,083,596	$ (0)
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			Secured Overnight Financing Rate (SOFR) [Member]
Subsequent Event [Member]
Proceeds From Sale of Vessel				$ 8,500,000
Gain (Loss) on Disposition of Property Plant Equipment				$ 600,000
Subsequent Event [Member] | Term Sheet with Major Commercial Banking Institution [Member]
Debt Instrument, Face Amount		$ 26,000,000	$ 26,900,000
Debt Instrument, Number of Periodic Payments			28
Debt Instrument, Periodic Payment			$ 300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 18,524,320
Debt Instrument, Basis Spread on Variable Rate			1.65%
Subsequent Event [Member] | Term Sheet with Major Commercial Banking Institution With Two Tranches [Member]
Debt Instrument, Face Amount		$ 39,500,000
Debt Instrument, Basis Spread on Variable Rate		1.65%
Subsequent Event [Member] | Acquisition of M/V Yannis Pittas [Member] | Yannis Navigation Ltd [Member]
Debt Instrument, Face Amount		$ 13,500,000
Subsequent Event [Member] | Term Sheet with Major Commercial Banking Institution, Tranche One [Member]
Debt Instrument, Number of Periodic Payments		28
Debt Instrument, Periodic Payment		$ 250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 6,500,000
Subsequent Event [Member] | Term Sheet with Major Commercial Banking Institution, Tranche Two [Member
Debt Instrument, Number of Periodic Payments		32
Debt Instrument, Periodic Payment		$ 325,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 15,600,000
Subsequent Event [Member] | Eirini Shipping Ltd [Member]
Repayments of Debt	$ 1,200,000